Operating Lease Liabilities - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.75%
One year	$ 27,938	$ 28,063
Two years	27,938	28,063
Three years	788,562	28,063
Four years	27,938	792,081
Five years	836,686	868,482
Total undiscounted cash flows	1,709,062	1,744,752
Total operating lease liabilities	1,410,849	1,389,695
Difference between undiscounted cash flows and discounted cash flows	$ 298,213	$ 355,057
Villas [Member]
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.12%	4.12%
One year
Two years
Three years	760,624
Four years		764,018
Five years	836,686	840,419
Total undiscounted cash flows	1,597,310	1,604,437
Total operating lease liabilities	1,305,456	1,259,346
Difference between undiscounted cash flows and discounted cash flows	$ 291,854	$ 345,091
Base station tower [Member]
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.14%	3.14%
One year	$ 27,938	$ 28,063
Two years	27,938	28,063
Three years	27,938	28,063
Four years	27,938	28,063
Five years		28,063
Total undiscounted cash flows	111,752	140,315
Total operating lease liabilities	105,393	130,349
Difference between undiscounted cash flows and discounted cash flows	$ 6,359	$ 9,966